DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES - Group's VIE information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Group's VIE information
Cash and cash equivalents	¥ 924,738,132		¥ 630,021,303		$ 132,235,794
Term deposits	128,235,695		274,351,895		18,337,460
Restricted cash	210,864,000		216,395,796		30,153,151
Short-term investments	62,661,176				8,960,429
Accounts receivable, net	37,372,044		131,921,419		5,344,131
Inventories	652,579,651		649,177,719		93,317,649
Prepayments and other current assets	343,536,572		267,938,339		49,125,076
Total current assets	2,359,987,270		2,169,806,471		337,473,690
Property, plant and equipment, net	420,173,035		320,013,632		60,083,945
Intangible assets, net	776,328		1,043,801		111,013
Operating lease right-of-use assets	75,954,225		71,223,350		10,861,310
Deferred income tax assets	57,457,432		31,752,254		8,216,303
Other non-current assets	35,988,114		19,318,659		5,146,232
Total assets	2,950,336,404		2,613,158,167		421,892,493
Short-term bank borrowings	240,000,000		200,000,000		34,319,544
Notes payable	394,285,714		294,348,768		56,382,107
Accounts payable	704,089,088		869,015,140		100,683,400
Income taxes payable	2,197,710		1,071,914		314,268
Advances from customers	182,598,444		35,892,860		26,111,230
Deferred revenue-current	75,148,049		50,247,103		10,746,028
Accrued expenses and other current liabilities	404,813,611		201,356,008		57,887,575
Total current liabilities	2,003,132,616		1,651,931,793		286,444,152
Deferred revenue-non-current	23,316,175		16,886,859		3,334,169
Deferred income tax liabilities	2,057,892		3,269,464		294,275
Operating lease liabilities-non-current	3,956,501		89,990		565,772
Other non-current liabilities	12,941,916		9,697,841		1,850,669
Total liabilities	2,045,405,100		1,681,875,947		$ 292,489,037
Revenues	4,307,865,498	$ 616,016,573	3,288,296,344	¥ 2,651,757,646
Net Income (Loss)	(39,385,588)	(5,632,064)	(193,200,639)	(271,835,982)
Net cash provided by operating activities	353,270,015	50,516,940	52,286,618	93,735,092
Net cash provided by (used in) investing activities	(90,600,683)	(12,955,725)	(292,428,847)	216,310,708
Net cash (used in) provided by financing activities	40,164,587	5,743,460	100,267,335	(59,345,977)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(13,648,886)	(1,951,765)	6,051,800	8,913,200
Net increase (decrease) in cash, cash equivalents and restricted cash	289,185,033	41,352,910	(133,823,094)	259,613,023
Cash, cash equivalents and restricted cash at the beginning of the year	846,417,099	121,036,035	980,240,193	720,627,170
Cash, cash equivalents and restricted cash at the end of the year	1,135,602,132	$ 162,388,945	846,417,099	980,240,193
VIE
Group's VIE information
Cash and cash equivalents	758,887,889		543,298,396
Term deposits	114,178,095		134,178,095
Restricted cash			376,157
Short-term investments	20,126,575
Accounts receivable, net	19,181,215		117,003,716
Inventories	524,264,388		582,024,734
Prepayments and other current assets	304,440,726		234,385,266
Amounts due from inter-companies	317,093,486		213,867,617
Total current assets	2,058,172,374		1,825,133,981
Property, plant and equipment, net	418,500,969		318,530,570
Intangible assets, net	673,040		887,955
Operating lease right-of-use assets	70,360,147		71,223,350
Deferred income tax assets	56,203,598		31,752,254
Other non-current assets	32,696,276		19,309,049
Total assets	2,636,606,404		2,266,837,159
Short-term bank borrowings	240,000,000		200,000,000
Notes payable	394,285,714		294,348,768
Accounts payable	670,748,944		856,557,922
Income taxes payable	933,612		909,115
Advances from customers	174,904,222		32,623,364
Deferred revenue-current	75,148,049		50,247,103
Accrued expenses and other current liabilities	382,533,451		192,470,955
Amounts due to inter-companies	506,661,309		492,542,370
Total current liabilities	2,445,215,301		2,119,699,597
Deferred revenue-non-current	23,316,175		16,886,859
Deferred income tax liabilities	2,057,892		3,269,464
Operating lease liabilities-non-current	976,934		89,990
Other non-current liabilities	12,941,916		9,697,841
Total liabilities	2,484,508,218		2,149,643,751
Revenues	4,328,389,653		3,395,510,431	2,645,570,002
Net Income (Loss)	8,138,514		(129,349,151)	(236,441,380)
Net cash provided by operating activities	343,484,736		51,395,662	93,727,586
Net cash provided by (used in) investing activities	(172,347,587)		(231,450,112)	82,502,334
Net cash (used in) provided by financing activities	40,000,000		100,000,000	(60,000,000)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,076,187		3,099,468	4,599,207
Net increase (decrease) in cash, cash equivalents and restricted cash	215,213,336		(76,954,982)	120,829,127
Cash, cash equivalents and restricted cash at the beginning of the year	543,674,553		620,629,535	499,800,408
Cash, cash equivalents and restricted cash at the end of the year	¥ 758,887,889		¥ 543,674,553	¥ 620,629,535